Annual Total Returns - FidelityDefinedMaturityFunds-AIComboPRO - FidelityDefinedMaturityFunds-AIComboPRO - Fidelity Municipal Income 2023 Fund	Aug. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Apr. 23, 2013
Fidelity Advisor Municipal Income 2023 Fund - Class A
Bar Chart Table:
Annual Return 2014	9.96%
Annual Return 2015	3.06%
Annual Return 2016	(0.42%)
Annual Return 2017	4.13%
Annual Return 2018	0.70%
Annual Return 2019	4.79%
Annual Return 2020	2.45%
Annual Return 2021	0.26%